Loans Payable (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 16, 2018	Mar. 31, 2018	Dec. 31, 2017
Schedule of outstanding debt with detachable warrants
Original Principal		$ 8,184	$ 7,184
Additional Principal		219	197
Total Principal	$ 1,000	$ 8,403	$ 7,381
Maturity Date	Jan. 16, 2019
Warrants		27,550,698	25,698,847
Debt discount		$ (1,837)	$ (1,916)
Total convertible promissory notes		$ 6,566	$ 5,465
1/16/2018 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jan. 16, 2018
Original Principal		$ 1,000
Additional Principal
Total Principal		$ 1,000
Maturity Date		Jan. 16, 2019
Warrants		1,851,851
Convertible debt interest rate, description		8.0% interest
8/17/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Aug. 17, 2016	Aug. 17, 2016
Original Principal		$ 3,000	$ 3,000
Additional Principal
Total Principal		$ 3,000	$ 3,000
Maturity Date		Aug. 17, 2019	Aug. 17, 2019
Warrants		17,647,056	17,647,056
Convertible debt interest rate, description		8.0% interest	8.0% interest
6/29/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 29, 2016	Jun. 29, 2016
Original Principal		$ 50	$ 50
Additional Principal		2	2
Total Principal		$ 52	$ 52
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		89,286	89,286
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
6/13/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 13, 2016	Jun. 13, 2016
Original Principal		$ 200	$ 200
Additional Principal		20	19
Total Principal		$ 220	$ 219
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		357,143	357,143
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
6/13/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 13, 2016	Jun. 13, 2016
Original Principal		$ 250	$ 250
Additional Principal		15	14
Total Principal		$ 265	$ 264
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		446,429	446,429
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
5/3/2016 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		May 03, 2016	May 03, 2016
Original Principal		$ 500	$ 500
Additional Principal		20	17
Total Principal		$ 520	$ 517
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		892,857	892,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015	Dec. 28, 2015
Original Principal		$ 150	$ 150
Additional Principal		7	6
Total Principal		$ 157	$ 156
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		267,857	267,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015	Dec. 28, 2015
Original Principal		$ 500	$ 500
Additional Principal		23	20
Total Principal		$ 523	$ 520
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		892,857	892,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
12/28/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Dec. 28, 2015	Dec. 28, 2015
Original Principal		$ 600	$ 600
Additional Principal		28	24
Total Principal		$ 628	$ 624
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		1,071,429	1,071,429
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
10/26/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 26, 2015	Oct. 26, 2015
Original Principal		$ 300	$ 300
Additional Principal		15	23
Total Principal		$ 315	$ 313
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		535,714	535,714
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest*	[1]
10/15/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 15, 2015	Oct. 15, 2015
Original Principal		$ 150	$ 150
Additional Principal		7	7
Total Principal		$ 157	$ 157
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		267,857	267,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
10/15/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Oct. 15, 2015	Oct. 15, 2015
Original Principal		$ 500	$ 500
Additional Principal		25	23
Total Principal		$ 525	$ 523
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		892,857	892,857
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015	Jun. 23, 2015
Original Principal		$ 400	$ 400
Additional Principal		23	21
Total Principal		$ 423	$ 421
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		640,000	640,000
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% interest	[1]
6/23/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		Jun. 23, 2015	Jun. 23, 2015
Original Principal		$ 119	$ 119
Additional Principal		34	31
Total Principal		$ 153	$ 150
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		935,210	935,210
Convertible debt interest rate, description		Refinanced May 20, 2015 debt, 14% interest	Refinanced May 20, 2015 debt, 14% interest	[1]
5/20/2015 [Member]
Schedule of outstanding debt with detachable warrants
Issuance Date		May 20, 2015	May 20, 2015
Original Principal		$ 465	$ 465
Additional Principal
Total Principal		$ 465	$ 465
Maturity Date		May 25, 2019	Apr. 10, 2019
Warrants		762,295	762,295
Convertible debt interest rate, description		14% interest - 12% cash, 2% added to principal	14% cash interest	[1]

[1]	12% cash, 2% added to principal